Loans Payable (Details)								1 Months Ended	2 Months Ended	12 Months Ended
	Dec. 10, 2021 USD ($)	Aug. 05, 2021 USD ($)	Mar. 03, 2021 USD ($)	Feb. 10, 2021 USD ($)	Jun. 12, 2020 USD ($)	Jun. 10, 2020 USD ($)	Jun. 10, 2020 GBP (£)	May 19, 2021 USD ($)	May 31, 2020 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 GBP (£)	May 27, 2022 USD ($)	Sep. 30, 2021 USD ($)
Loans Payable (Details) [Line Items]
Financed in loans payable										$ 1,060,890
Accrued interest			$ 12,452							1,051	£ 778
Interest expense												$ 1,636	£ 778
Repaid amount																$ 41,312
Maximum loan amount (in Pounds) | £							£ 50,000
Aggregate principal amount					$ 150,000
Interest percentage					15.00%
Maturity date					Aug. 31, 2021
Aggregate amount			162,452
Principal amount			$ 150,000	$ 432,699
Directors and officers insurance policy												655,593
Bounce back loan scheme												4,724
First assurance funding to finance	$ 1,618,443
Total D&O insurance amount	$ 2,005,502
Monthly installment loans										$ 161,844
Loans payable percentage										10.00%	10.00%
Exchange an aggregate principal amount										$ 433,374
Aggregate accrued interest										$ 61,530
Aggregate shares (in Shares) | shares										4,124
Common stock price (in Dollars per share) | $ / shares										$ 120
Interest expense on loans payable, description.										For the year ended December 31, 2022, the Company recognized interest expense and interest income — related parties associated with outstanding loans, of $14,156 and $1,490, respectively. For the year ended December 31, 2021, the Company recognized interest expense and interest expense — related parties associated with outstanding loans, of $24,019 and $38,874, respectively. As of December 31, 2022, the Company had accrued interest and accrued interest — related parties associated with outstanding loans, of $37,960 and $16,770, respectively. See Note 14 — Related Parties for additional details. As of December 31, 2021, the Company had accrued interest and accrued interest — related parties associated with outstanding loans, of $24,212 and $812, respectively. See Note 14 — Related Parties for additional details.	For the year ended December 31, 2022, the Company recognized interest expense and interest income — related parties associated with outstanding loans, of $14,156 and $1,490, respectively. For the year ended December 31, 2021, the Company recognized interest expense and interest expense — related parties associated with outstanding loans, of $24,019 and $38,874, respectively. As of December 31, 2022, the Company had accrued interest and accrued interest — related parties associated with outstanding loans, of $37,960 and $16,770, respectively. See Note 14 — Related Parties for additional details. As of December 31, 2021, the Company had accrued interest and accrued interest — related parties associated with outstanding loans, of $24,212 and $812, respectively. See Note 14 — Related Parties for additional details.
PPP Loans [Member]
Loans Payable (Details) [Line Items]
Loan proceeds									$ 53,051
Interest percentage										1.00%
Loan forgiveness amount		$ 9,670						$ 51,051
Financed in loans payable																	$ 2,000
Accrued interest												163
Interest expense												1,051
Bounce Back Loan Scheme [Member]
Loans Payable (Details) [Line Items]
Interest percentage							2.50%
Accrued interest												$ 702	£ 514
Interest expense														$ 702	£ 514
Cash proceed						$ 64,353	£ 50,000